Significant Judgments and Estimates	12 Months Ended
Apr. 30, 2025
Significant judgments and estimates [abstract]
Significant Judgments and Estimates [Text Block]

4. Significant Judgments and Estimates

Preparing the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses, and related disclosure. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Judgment is used mainly in determining how a balance or transaction should be recognized in the financial statements. Estimates and assumptions are used mainly in determining the measurement of recognized transactions and balances. Actual results may differ from these estimates.

Significant areas where management's judgment and estimate has been applied during the year ended April 30, 2025 include:

  Fair value determination of distributed assets and retained interest on spin-out transaction

Management assessed the fair value of the distributed assets and retained interest at the transaction day. The shares were valued using market prices, while the warrants were estimated using an option pricing model.

  Multiple arrangements accounted for as a single transaction

Significant judgement involved in determining whether multiple arrangements should be accounted for as a single transaction when the Company loses control of a subsidiary in two or more arrangements. As the spin-out arrangement and private placement of Vizsla Royalties are considered entered in  contemplation of each other and form a single transaction designed to achieve an overall commercial effect, management assessed the spin-out arrangement and the loss of control in Vizsla Royalties Corp. as one single transaction.

  Assessment of the transactions as business combinations or asset acquisitions

Management has had to apply judgment relating to an acquisition with respect to whether the acquisition is a business combination or an asset acquisition. Management applied a three-element process to determine whether a business or an asset was purchased, considering the inputs, processes, and outputs of the acquisition in order to reach a conclusion. The Company concluded that the acquisition of La Garra as defined in note 6(c) does not meet the definition of a business combination and therefore is accounted for as an asset acquisition.

  Valuation of net assets acquired in asset acquisitions

Estimates were made as to the fair value of assets and liabilities acquired in business combinations.

The Company measured all assets acquired and liabilities assumed at their acquisition-date fair values. Additionally, the Company measured the fair value of the consideration payable in cash and in shares applying and calculating discount rates reflective of the timing and risks associated to the Company and the industry it operates in.

The share consideration was measured based on fair value of the shares applying a Discount for Lack of Marketability (DLOM) to adjust for liquidity.

Management applied judgment in determining the appropriate timing for recognizing these values in the financial statements and believes that the assumptions applied appropriately reflect the market participant view, consistent with the objective of IFRS 13– Fair Value Measurement. The applicable DLOM rates are ranging from 7.78% to 19.18%.

Collectability and classification of Value-added tax receivable

Value-added tax receivable is collectible from the government of Mexico. The collection of VAT is subject to a complex application and collection process and therefore, there is risk related to the collectability and timing of payment from the Mexican government. The Company uses its best estimates based on the facts known at the time and its experience to determine its best estimate of  the collectability and timing of these recoveries. Changes in the assumptions regarding collectability and the timing of collection could impact the valuation and classification as a current or non-current asset associated with VAT receivable.

Impairment of non-current assets

Non-current assets are tested for impairment when indicators of impairment are present. Calculating the estimated fair values of cash generating units for non-current asset impairment tests requires management to make estimates and assumptions with respect to future gold and silver prices; future capital cost estimates; operating cost estimates; reductions in the estimated mineral reserves; decreases in estimated production; and, the discount rate. Reductions in metal price forecasts; increases in estimated future costs of production; increases in estimated future non-expansionary capital expenditures; reductions in the amount of recoverable resources, and exploration potential; and/or adverse current economics can result in a write-down of the carrying amounts of the Company's non-current assets.